Cash, Loan and Dividend Restrictions Textual (Details) (USD $) In Billions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 27, 2015
Cash, Loan and Dividend Restrictions [Line Items]
Average required reserve balance on deposits	$ 12.9	$ 11.8
Total capital ratio required to be well capitalized (not to exceed 10%)	10.00%
Credit and non-credit transactions with all nonbank affiliates, maximum percent of bank capital and surplus	20.00%
Per share dividend amount requiring approval (in dollars per share)	$ 1.35	$ 1.15	$ 0.88
National And State Chartered Subsidiary Banks [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/nonbank subsidiaries	15.6
Nonbank Subsidiaries [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/nonbank subsidiaries	$ 8.6
Credit and non-credit transactions with a single nonbank affiliate, maximum percent of bank capital and surplus [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Total capital ratio required to be well capitalized (not to exceed 10%)	10.00%
Subsequent Event [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Per share dividend amount requiring approval (in dollars per share)				$ 0.35